Note 17 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares issued and outstanding at beginning of period (in shares)	43,587,554	41,495,957
Stock Issued During Period, Shares, New Issues (in shares)	253,280	1,260,042
Weighted average number of shares used in computing basic earnings per share (in shares)	43,840,834	42,755,999
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method (in shares)	559,985	428,098
Number of shares used in computing diluted earnings per share (in shares)	44,400,819	43,184,097